Non-controlling interests	12 Months Ended
Dec. 31, 2019
Non Controlling Interest [Abstract]
Non-controlling interests
20.	Non-controlling interests

The interests in the subsidiaries for which the Company holds or held less than 100% interest for the three-year period ended December 31, 2019 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2019	2018	2017
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	87%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%

The non-controlling interest (“NCI”) in Prometic Bioproduction Inc.’s owned 13% of the common shares until April 2018, when the Company acquired these shares. Until that time, the NCI in Prometic Bioproduction Inc. was attributed its share of the operating results and the financial position of the entity.

Summarized financial information for the entities having a non-controlling interest at December 31, 2019, 2018 and 2017 is provided in the following tables. This information is based on amounts before inter-company eliminations.

2019

Summarized statement of financial position:

	PRDT	NantPro
Receivables (current)	$9	$-
Capital and intangible assets (long-term)	156	-
Trade and other payables (current)	(748)	-
Intercompany loans and lease inducements and obligations (long-term)	(15,956)	-
Total equity (negative equity)	$(16,539)	$-
Attributable to non-controlling interests	$(7,255)	$-

Summarized statement of operations:

	PRDT	NantPro
Revenues or services rendered to other members of the group	$585	$-
Cost of sales and production	(132)	(1,213)
Research and development expenses	(215)	-
Administration and other expenses	(896)	(13)
Impairment loss	(129)	-
Net loss and comprehensive loss	$(787)	$(1,226)
Attributable to non-controlling interests	$(713)	$(331)

2018

Summarized statement of financial position:

	PRDT	NantPro
Capital and intangible assets (long-term)	$351	$-
Trade and other payables (current)	(613)	-
Intercompany loans (long-term)	(15,672)	-
Total equity (negative equity)	$(15,934)	$-
Attributable to non-controlling interests	$(6,542)	$-

Summarized statement of operations:

	PRDT	NantPro
Revenues or services rendered to other members of the group	$839	$-
Cost of sales and production	(190)	(10,526)
Research and development expenses	(179)	(30)
Administration and other expenses	(1,001)	(131)
Impairment loss	-	(141,025)
Net loss and comprehensive loss	$(531)	$(151,712)
Attributable to non-controlling interests	$(641)	$(40,962)

2017

Summarized statement of financial position:

	PBP	PRDT	NantPro
Investment tax credits receivables and other current assets	$13,250	$-	$-
Capital and intangible assets (long-term)	20,427	398	141,025
Trade and other payables (current)	(6,965)	(417)	-
Intercompany loans (long-term)	(120,789)	(15,003)	-
Total equity (negative equity)	$(94,077)	$(15,022)	$141,025
Attributable to non-controlling interests	$(10,722)	$(5,901)	$38,070

Summarized statement of operations:

	PBP	PRDT	NantPro
Revenues or services rendered to other members of the group	$3,712	$181	$-
Cost of sales and production	(1,635)	-	-
Research and development expenses	(34,027)	(335)	(17,482)
Administration and other expenses	(4,587)	(957)	(210)
Net loss and comprehensive loss	$(36,537)	$(1,111)	$(17,692)
Attributable to non-controlling interests	$(4,750)	$(779)	$(4,776)

For all years presented, the losses allocated to the NCI in the consolidated statements of operations, per subsidiary are as follows:

	2019	2018	2017
Consolidated statements of operations:
Prometic Bioproduction Inc.	$-	$(927)	$(4,750)
Pathogen Removal and Diagnostic Technologies Inc.	(713)	(641)	(778)
NantPro Biosciences, LLC	(331)	(40,962)	(4,777)
Total non-controlling interests	$(1,044)	$(42,530)	$(10,305)

The NantPro Biosciences, LLC (“NantPro”) non-controlling interest’s share in the funding of the subsidiary by Liminal was $331 for the year ended December 31, 2019 ($2,892 for the year ended December 31, 2018 and $4,776 for the year ended December 31, 2017) and has been presented in the consolidated statements of changes in equity. The share of the NCI in the NantPro statement of financial position is $nil at December 31, 2019 and 2018.

The share of the NCI in Pathogen Diagnostic Technologies Inc. statement of financial position represents an asset on the Company’s consolidated statement of financial position of $7,255 and $6,542 at December 31, 2019 and 2018 respectively.